Financial Risk Management - Additional Information (Detail) € in Millions, kr in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2023 SEK (kr)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 EUR (€)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 SEK (kr) Arrangements	Dec. 31, 2023 USD ($)	Dec. 31, 2022 SEK (kr) Arrangements	Dec. 31, 2021 SEK (kr)	Dec. 31, 2023 USD ($) Arrangements	Dec. 31, 2022 USD ($) Arrangements
Disclosure Of Financial Risk Management [Line Items]
Description of objectives, policies and processes for managing risk					In order to spread the FX execution risk over the year, 14% of each of the next six months forecasted sales and purchases in EAB are hedged monthly, whereby forecasted sales (excluding volume in the 7 to 18 month cash flow hedge program) are funded by internal loans and forecasted purchases funded by deposits with its parent company. Cash flow hedge accounting is not designated, therefore the FX impact on revaluation of the internal loan and deposit is recognized in net FX as incurred.	In order to spread the FX execution risk over the year, 14% of each of the next six months forecasted sales and purchases in EAB are hedged monthly, whereby forecasted sales (excluding volume in the 7 to 18 month cash flow hedge program) are funded by internal loans and forecasted purchases funded by deposits with its parent company. Cash flow hedge accounting is not designated, therefore the FX impact on revaluation of the internal loan and deposit is recognized in net FX as incurred.
Outstanding net deposit | $									$ 199
Loans received | $									149
Average net loan balance | $									$ 52	$ 529
Net foreign exchange gains/losses					kr (1,020.0)		kr (1,259.0)	kr (1,547.0)
Percentage of probability level					99.00%	99.00%
Description of Sensitivity analysis					The Company uses the Value at Risk (VaR) methodology to measure foreign exchange and interest rate risks managed by the treasury function. This statistical method expresses the maximum potential loss that can arise with a certain degree of probability during a certain period of time. For the VaR measurement, the Company has chosen a probability level of 99% and a one-day time horizon.	The Company uses the Value at Risk (VaR) methodology to measure foreign exchange and interest rate risks managed by the treasury function. This statistical method expresses the maximum potential loss that can arise with a certain degree of probability during a certain period of time. For the VaR measurement, the Company has chosen a probability level of 99% and a one-day time horizon.
Percentage of risk at confidence level					99.00%	99.00%
Maximum foreign exchange positions					kr 45.0
Average of value at risk calculated					15.9		21.0
Sensitivity to interest rate increase of 1 basis point					2.0
Trade receivables and contract assets					50,214.0		58,256.0
Provisions for expected credit losses on trade receivables and contract assets					2,585.0		2,492.0
Receivables write-offs					kr 35.0		70.0
Information about major customers					the five largest facilities, calculated based on gross exposure, represented 86% (74%) of the customer finance exposure.	the five largest facilities, calculated based on gross exposure, represented 86% (74%) of the customer finance exposure.
Customer finance credits					kr 9,681.0		7,758.0
Carrying value of customer finance credits					kr 6,917.0		kr 5,370.0
Total customer finance arrangements | Arrangements					65		73		65	73
Unutilized customer finance commitments					kr 37,019.0		kr 54,086.0
Fair value revaluations for customer finance					209.0		(15.0)
Customer finance credit realized losses					209.0		(17.0)
Credit exposure					400.0		800.0
Proceeds from issuance of borrowings					19,728.0		kr 10,755.0	kr 7,882.0
Gain (loss) arising from derecognition of financial assets measured at amortised cost					2.0
Fair value of assets reclassified from amortized cost to FVTPL					kr 2,900.0
Free cash flow before merger and acquisition as percent of net sales					(0.40%)	(0.40%)	8.20%
Long term borrowings average maturity duration					3 years 8 months 12 days	3 years 8 months 12 days	3 years 9 months 18 days
Nordic Investment Bank [Member]
Disclosure Of Financial Risk Management [Line Items]
Borrowings maturity	7-year	7-year	7-year
Proceeds from issuance of borrowings | $		$ 107
European Investment Bank [Member]
Disclosure Of Financial Risk Management [Line Items]
Borrowings maturity	7-year	7-year	7-year
Proceeds from issuance of borrowings | $		$ 273
Commercial paper program [Member]
Disclosure Of Financial Risk Management [Line Items]
Proceeds from issuance of borrowings	kr 2,000.0
Liquidity revolving credit facility [member]
Disclosure Of Financial Risk Management [Line Items]
Utilized | $		400
Funding program amount | $		$ 1,000
Committed credit facilities amount | $						$ 1,000
Ericssons Sustainability KPIs Revolving Credit Facility [Member]
Disclosure Of Financial Risk Management [Line Items]
Committed credit facilities amount | $				$ 2,000
Euro Medium Term Note Program [member]
Disclosure Of Financial Risk Management [Line Items]
Borrowings maturity					4.5-year	4.5-year
Proceeds from issuance of borrowings | €			€ 500
Utilized | $						$ 2,842
Funding program amount | $						$ 5,000
South East Asia, Oceania and India [member]
Disclosure Of Financial Risk Management [Line Items]
Aggregate percentage of customer finance exposure					38.00%	38.00%	18.00%
Middle East and Africa [member]
Disclosure Of Financial Risk Management [Line Items]
Aggregate percentage of customer finance exposure					22.00%	22.00%	30.00%
Europe And Latin America [Member]
Disclosure Of Financial Risk Management [Line Items]
Aggregate percentage of customer finance exposure					21.00%	21.00%	27.00%
North America [member]
Disclosure Of Financial Risk Management [Line Items]
Aggregate percentage of customer finance exposure					19.00%	19.00%	24.00%
Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point					kr 9.0
Trade receivables [member]
Disclosure Of Financial Risk Management [Line Items]
Concentrations of risk					47.00%	47.00%	45.00%
Exchange rate risk [member]
Disclosure Of Financial Risk Management [Line Items]
SEK exchange rate					14	14
Currency risk [member]
Disclosure Of Financial Risk Management [Line Items]
Net realized FX gain					kr 4.0
Unrealized loss					211.0
Net foreign exchange gains/losses					kr 207.0
Bottom of range [Member] | Scenario Forecast [Member]
Disclosure Of Financial Risk Management [Line Items]
Free cash flow before merger and acquisition as percent of net sales					9.00%	9.00%
Top of range [Member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point					kr 10.0
Top of range [Member] | Scenario Forecast [Member]
Disclosure Of Financial Risk Management [Line Items]
Free cash flow before merger and acquisition as percent of net sales					12.00%	12.00%
Top of range [Member] | Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point					kr 1.5		kr 1.5